FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS
Schedule of fair value of financial assets and financial liabilities

	As of 31 December 2024

Financial assets	Total	Level 1	Level 2	Level 3

Money market funds (Note 3)	4,649,626	4,649,626	—	—
Investment funds at fair value (Note 4)	2,207,315	2,207,315	—	—
	6,856,941	6,856,941	—	—

	As of 31 December 2023
Financial assets	Total	Level 1	Level 2	Level 3

Investment funds at fair value (Note 4)	2,298,590	2,298,590	—	—
	2,298,590	2,298,590	—	—